UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-09945

Natixis Funds Trust IV

(Exact name of registrant as specified in charter)

399 Boylston Street, Boston, Massachusetts 02116

(Address of principal executive offices) (Zip code)

Coleen Downs Dinneen, Esq.

Natixis Distributors, L.P.

399 Boylston Street

Boston, Massachusetts 02116

(Name and address of agent for service)

Registrant’s telephone number, including area code: (617) 449-2810

Date of fiscal year end: January 31

Date of reporting period: October 31, 2011

ITEM 1. SCHEDULE OF INVESTMENTS

PORTFOLIO OF INVESTMENTS – as of October 31, 2011 (Unaudited)

AEW Real Estate Fund

Shares	Description	Value (†)
Common Stocks – 98.3% of Net Assets

Lodging – 1.6%
112,200	Starwood Hotels & Resorts Worldwide, Inc.	$5,622,342

Real Estate – 1.5%
200,600	Brookfield Office Properties, Inc.	3,313,912
164,800	Forest City Enterprises, Inc., Class A(b)	2,254,464

		5,568,376

Real Estate Investment Trusts – 95.2%

	REITs - Apartments – 16.3%
110,000	American Campus Communities, Inc.	4,282,300
132,000	AvalonBay Communities, Inc.	17,647,080
121,100	Camden Property Trust	7,343,504
140,500	Campus Crest Communities, Inc.	1,605,915
422,800	Equity Residential	24,809,904
22,000	Essex Property Trust, Inc.	3,140,720

		58,829,423

	REITs - Diversified – 11.0%
149,600	American Assets Trust, Inc.	3,032,392
109,200	CoreSite Realty Corp.	1,818,180
291,000	DuPont Fabros Technology, Inc.	6,049,890
148,800	Entertainment Properties Trust	6,666,240
206,800	Liberty Property Trust	6,617,600
186,600	Vornado Realty Trust	15,452,346

		39,636,648

	REITs - Health Care – 11.0%
380,000	HCP, Inc.	15,143,000
63,200	Health Care REIT, Inc.	3,330,008
300,500	Omega Healthcare Investors, Inc.	5,336,880
282,001	Ventas, Inc.	15,682,076

		39,491,964

	REITs - Hotels – 4.6%
740,100	Host Hotels & Resorts, Inc.	10,561,227
163,900	Pebblebrook Hotel Trust	3,119,017
186,500	RLJ Lodging Trust	2,763,930

		16,444,174

	REITs - Manufactured Homes – 1.6%
87,800	Equity Lifestyle Properties, Inc.	5,806,214

	REITs - Office Property – 11.7%
100,000	Alexandria Real Estate Equities, Inc.	6,609,000
340,000	BioMed Realty Trust, Inc.	6,157,400
173,600	Boston Properties, Inc.	17,184,664
42,000	Corporate Office Properties Trust	1,018,500
234,600	Kilroy Realty Corp.	8,607,474

Shares	Description	Value (†)
Common Stocks – continued

Real Estate Investment Trusts – continued

	REITs - Office Property – continued
140,000	Piedmont Office Realty Trust, Inc., Class A	$2,377,200

		41,954,238

	REITs - Regional Malls – 15.4%
291,900	Macerich Co. (The)	14,524,944
318,300	Simon Property Group, Inc.	40,882,452

		55,407,396

	REITs - Shopping Centers – 8.8%
492,000	DDR Corp.	6,302,520
114,000	Federal Realty Investment Trust	10,118,640
545,687	Kite Realty Group Trust	2,253,687
186,500	Ramco-Gershenson Properties Trust	1,799,725
201,100	Regency Centers Corp.	8,237,056
270,000	Retail Opportunity Investments Corp.	3,078,000

		31,789,628

	REITs - Single Tenant – 0.8%
104,600	National Retail Properties, Inc.	2,850,350

	REITs - Storage – 7.9%
110,300	CubeSmart	1,082,043
346,300	Extra Space Storage, Inc.	7,802,139
151,900	Public Storage	19,602,695

		28,486,877

	REITs - Warehouse/Industrials – 6.1%
345,800	DCT Industrial Trust, Inc.	1,715,168
318,300	First Potomac Realty Trust	4,523,043
530,000	ProLogis, Inc.	15,772,800

		22,011,011

	Total Real Estate Investment Trusts	342,707,923

	Total Common Stocks (Identified Cost $290,150,083)	353,898,641

Principal Amount
Short-Term Investments – 2.8%
$ 10,158,869	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 10/31/2011 at 0.000% to be repurchased at $10,158,869 on 11/01/2011 collateralized by $10,390,000 U.S. Treasury Note, 0.125% due 9/30/2013 valued at $10,362,213 including accrued interest (c) (Identified Cost $10,158,869)	10,158,869

	Total Investments – 101.1% (Identified Cost $300,308,952) (a)	364,057,510
	Other Assets Less Liabilities – (1.1)%	(3,867,876)

	Net Assets – 100.0%	$360,189,634

(†)	Equity securities, including shares of closed-end investment companies and exchange-traded funds, for which market quotations are readily available are valued at market value, as reported by pricing services recommended by the investment adviser and approved by the Board of Trustees. Such pricing services generally use the security’s last sale price on the exchange or market where the security is primarily traded or, if there is no reported sale during the day, the closing bid price. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking a NOCP, at the most recent bid quotation on the applicable NASDAQ Market. Debt securities (other than short-term obligations purchased with an original or remaining maturity of sixty days or less) and unlisted equity securities are generally valued on the basis of evaluated bids furnished to the Fund by a pricing service recommended by the investment adviser and approved by the Board of Trustees, which service determines valuations for normal, institutional-size trading units of such securities using market information, transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders. Broker-dealer bid quotations may also be used to value debt and equity securities where a pricing service does not price a security or where a pricing service does not provide a reliable price for the security. In instances where broker-dealer bid quotations are not available, certain securities held by the Fund may be valued on the basis of a price provided by a principal market maker. Short-term obligations purchased with an original or remaining maturity of sixty days or less are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Fund’s investment adviser using consistently applied procedures under the general supervision of the Board of Trustees.
(a)	Federal Tax Information (Amounts exclude certain adjustments made at the end of the Fund’s fiscal year for tax purposes. Such adjustments are primarily due to wash sales.):

At October 31, 2011, the net unrealized appreciation on investments based on a cost of $300,308,952 for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$68,328,370
Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(4,579,812)

Net unrealized appreciation	$63,748,558

At January 31, 2011, the Fund had a capital loss carryforward of $25,996,938 of which $3,777,617 expires on January 31, 2017 and $22,219,321 expires on January 31, 2018. At January 31, 2011, post-October capital loss deferrals were $1,046. These amounts may be available to offset future realized capital gains, if any, to the extent provided by regulations.

On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the “Act”) was enacted. The Act modernizes several of the federal income and excise tax provisions related to RICs, and, with certain exceptions, is effective for taxable years beginning after December 22, 2010. Among the changes made are changes to the capital loss carryforward rules allowing for capital losses to be carried forward indefinitely. Rules in effect previously limit the carryforward period to eight years. Capital loss carryforwards generated in taxable years beginning after the effective date of the Act must be fully used before capital loss carryforwards generated in taxable years prior to effective date of the Act; therefore, under certain circumstances, capital loss carryforwards available as of the report date, if any, may expire unused.

(b)	Non-income producing security.
(c)	It is the Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty including possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities.
REITs	Real Estate Investment Trusts

Fair Value Measurements

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels list below:

•	Level 1 – quoted prices in active markets for identical assets or liabilities;

•

Level 2 – prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.);

•

Level 3 – prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of October 31, 2011, at value:

Asset Valuation Inputs

Description*	Level 1	Level 2	Level 3	Total
Common Stocks	$353,898,641	$—	$—	$353,898,641
Short-Term Investments	—	10,158,869	—	10,158,869

Total	$353,898,641	$10,158,869	$—	$364,057,510

*	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

Industry Summary at October 31, 2011 (Unaudited)

Apartments	16.3%
Regional Malls	15.4
Office Property	11.7
Diversified	11.0
Health Care	11.0
Shopping Centers	8.8
Storage	7.9
Warehouse/Industrials	6.1
Hotels	4.6
Other Investments, less than 2% each	5.5
Short-Term Investments	2.8

Total Investments	101.1
Other assets less liabilities	(1.1)

Net Assets	100.0%

ITEM 2. CONTROLS AND PROCEDURES

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS

(a)(1)	Certification for the Principal Executive Officer pursuant to Rule 30a-2(a) of the Investment Company Act of 1940 (17 CFR 270.30a-2(a)), filed herewith.

(a)(2)	Certification for the Principal Financial Officer pursuant to Rule 30a-2(a) of the Investment Company Act of 1940 (17 CFR 270.30a-2(a)), filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Natixis Funds Trust IV

By:	/s/ David L. Giunta
Name:	David L. Giunta
Title:	President and Chief Executive Officer
Date:	December 21, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Natixis Funds Trust IV

By:	/s/ David L. Giunta
Name:	David L. Giunta
Title:	President and Chief Executive Officer
Date:	December 21, 2011

By:	/s/ Michael C. Kardok
Name:	Michael C. Kardok
Title:	Treasurer
Date:	December 21, 2011